ASSET RETIREMENT (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation, Liabilities Settled			$ 125,511	$ 116,192
Asset Retirement Obligation, Cash Paid to Settle			112,317	105,777
Debt Securities, Available-for-Sale, Gain (Loss)			$ 13,194	$ 10,415